SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of payor sources of capitated revenue

The Company had agreements in place with the payors listed below. Payor sources of capitated revenue for each period presented were as follows:

	Three months ended	Three months ended
	March 31, 2021	March 31, 2020
HealthSun	83%	95%
Simply Healthcare	7%	5%
Humana	6%	0%
CarePlus	3%	0%
Medica	1%	0%
	100%	100%

The Company had agreements in place with the payors listed below. Payor sources of capitated revenue for each period presented were as follows:

	Year ended	Year ended
	December 31, 2020	December 31, 2019
HealthSun	90%	99%
Simply Healthcare	6%	1%
Humana	2%	—
Preferred Care	1%	—
CarePlus	1%	—
	100%	100%

Summary of roll-forward of the carrying amount of goodwill by subsidiary

The following table displays a roll-forward of the carrying amount of goodwill by subsidiary from December 31, 2018 to December 31, 2020:

						Total
	Hiahleah	Coral Way	Tamarac	Havana 1	Havana 2	Company
Balances as of December 31, 2018	$186,150	$322,998	$—	$—	$—	509,148
Goodwill Acquired	—	—	5,067,882			5,067,882
Impairment Losses	—	—	—			—
Balances as of December 31, 2019	186,150	322,998	5,067,882	—	—	5,577,030
Goodwill Acquired	—	—	—	1,570,700	2,920,000	4,490,700
Impairment Losses	—	—	—	—	—	—
Balances as of December 31, 2020	$186,150	$322,998	$5,067,882	$1,570,700	$2,920,000	$10,067,730

Summary of expected annual amortization expense for intangible assets

Amount
Remainder of 2021	$755,321
2022	1,007,095
2023	998,291
2024	944,368
2025	841,215
2026	743,118
$5,289,408

Year ending December 31	Amount
2021	1,007,095
2022	1,007,095
2023	998,291
2024	944,368
2025	841,215
thereafter	3,777,171
$8,575,235

Summary of identified intangible assets by asset type

	Gross Carrying	Accumulated		Weighted Average
	Amount	Amortization	Net Book Value	Amortization Period (years)
March 31, 2021
Risk Contracts	$8,174,299	$(867,318)	$7,306,981	11
Non-compete agreements	1,319,883	(303,404)	1,016,479	5
Total	$9,494,182	$(1,170,722)	$8,323,460

	Gross Carrying	Accumulated		Weighted Average
	Amount	Amortization	Net Book Value	Amortization Period (years)
December 31, 2020
Risk Contracts	$8,174,299	$(681,538)	$7,492,761	11
Non-compete agreements	1,319,883	(237,409)	1,082,474	5
Total	$9,494,182	$(918,947)	$8,575,235

The following table displays a summary of identified intangible assets by asset type from December 31, 2018 to December 31, 2020:

	Risk	Non-competition	Total
	Contracts	Agreements	Intangible Assets
Balances as of December 31, 2018	$395,287	$61,078	$456,365
Intangible Assets Acquired	4,180,000	650,000	4,830,000
Less Amortization Expense	(180,617)	(62,727)	(243,344)
Balances as of December 31, 2019	4,394,670	648,351	5,043,021
Intangible Assets Acquired	3,575,000	600,000	4,175,000
Less Amortization Expense	(476,905)	(165,881)	(642,786)
Balances as of December 31, 2020	$7,492,765	$1,082,470	$8,575,235

Summary of estimated useful lives of property and equipment

Leasehold Improvements	15 to 39 Years
Furniture and Equipment	5 to 7 Years
Vehicles	5 Years
Software	3 Years

Leasehold Improvements	15 to 39 Years
Furniture and Equipment	5 to 7 Years
Vehicles	5 Years
Software	3 Years